ASSET RETIREMENT OBLIGATIONS (Tables)	12 Months Ended
Mar. 31, 2019
ASSET RETIREMENT OBLIGATIONS
Schedule of movements in asset retirement obligations

	Thousands of Yen
	2018	2019
Balance at beginning of year	¥49,981	¥49,800
Accretion expense	401	404
Other	(582)	—
Balance at end of year	¥49,800	¥50,204